Summary Of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with the instructions for interim statements and, therefore, do not include all information and disclosures necessary for fair presentation of results of operations, financial position, and changes in cash flow in conformity with generally accepted accounting principles. However, in the opinion of management, such statements reflect all adjustments (which include only normal recurring adjustments) necessary for fair presentation of financial position, results of operations, and cash flows for the period presented.

The unaudited financial statements of the Company should be read in conjunction with the December 31, 2014 audited financial statements included in the Company’s Annual Report on Form 10-K, as filed with the Securities and Exchange Commission for the year ended December 31, 2014. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the year ending December 31, 2015.

Nature of Business

American Church Mortgage Company, a Minnesota corporation, was incorporated on May 27, 1994. The Company was organized to engage primarily in the business of making mortgage loans to churches and other nonprofit religious organizations throughout the United States, on terms established for individual organizations.

Accounting Estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with accounting principles generally accepted in the United States of America. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. Actual results could differ from those estimates. The most sensitive estimates relate to the realizability of the mortgage loans receivable, the valuation of the bond portfolio and real estate held for sale. It is at least reasonably possible that these estimates could change in the near term and that the effect of the change, if any, may be material to the financial statements.

Concentration of Credit Risk

The Company's loans have been granted to churches and other non-profit religious organizations. The ability of the Company’s debtors to honor their contracts is dependent on member contributions and the involvement in the church or organization of its senior pastor.

Cash and Equivalents

The Company considers all highly liquid debt instruments purchased with maturities of three months or less to be cash equivalents.

The Company maintains accounts primarily at two financial institutions. At times throughout the year, the Company’s cash and equivalents balances may exceed amounts insured by the Federal Deposit Insurance Corporation. Cash in money market funds is not federally insured. The Company had approximately $77,546 and $569,505 in money market fund accounts at March 31, 2015 and December 31, 2014, respectively. The Company has not experienced any losses in such accounts.

Bond Portfolio

The Company accounts for the bond portfolio under the Accounting Standards Codification (ASC) 320. The Company classifies the bond portfolio as “available-for-sale” and measures the portfolio at fair value. While the bonds are generally held until contractual maturity, the Company classifies them as available-for-sale as the bonds may be used to repay secured investor certificates or provide additional liquidity or working capital in the short term. The Company has classified $48,500 and $805,500 in bonds as current assets as of March 31, 2015 and December 31, 2014, respectively, based on management’s estimates for liquidity requirements and contractual maturities of certain bonds maturing in 2015 and 2014, respectively.

Allowance for Mortgage Loans Receivable

The Company records mortgage loans receivable at estimated net realizable value, which is the unpaid principal balances of the mortgage loans receivable, less the allowance for mortgage loans. The Company’s loan loss policy provides an allowance for estimated uncollectible loans based on an evaluation of the current status of the loan portfolio. This policy provides for principal amounts outstanding on a particular loan if cumulative interruptions occur in the normal payment schedule of a loan; therefore, the Company recognizes a provision for losses and an allowance for the outstanding principal amount of a loan in the Company’s portfolio if the amount is in doubt of collection. Additionally, no additional interest income is recognized on impaired loans that are declared to be in default and are in the foreclosure process. At March 31, 2015, the Company provided $1,206,212 for seventeen mortgage loans, of which eight totaling approximately $3,974,000 are three or more mortgage payments in arrears, two loans totaling approximately $944,000 are declared to be in default and three loans totaling approximately $1,201,000 are in the foreclosure process. At December 31, 2014, the Company provided $1,177,231 for seventeen mortgage loans, of which nine totaling approximately $4,641,000 were three or more mortgage payments in arrears, four loans totaling approximately $1,598,000 were declared to be in default and one loan totaling approximately $577,000 is in the foreclosure process.

A summary of transactions in the allowance for credit losses for the three months ended March 31, 2015 is as follows:

Balance at December 31, 2014	$ 1,177,231
Provision for additional losses	83,234
Charge-offs	(54,253)
Balance at March 31, 2015	$ 1,206,212

The total impaired loans, which are loans that are in the foreclosure process or are declared to be in default, were approximately $2,145,000 and $2,174,000 at March 31, 2015 and December 31, 2014, respectively, which the Company believes are adequately secured by the underlying collateral and the allowance for mortgage loans.

The Company will declare a loan to be in default and will place the loan on non-accrual status when the following thresholds have been met: (i) the borrower has missed three consecutive mortgage payments; (ii) the borrower has not communicated to the Company any legitimate reason for delinquency in its payments to the Company and has not arranged for the re-continuance of payments; (iii) lines of communication to the borrower have broken down such that any reasonable prospect of rehabilitating the loan and return of regular payments is gone.

The Company’s policies on payments received and interest accrued on non-accrual loans are as follows: (i) The Company will accept payments on loans that are currently on non-accrual status when a borrower has communicated to us that they intend to meet their mortgage obligations. A payment made on a non-accrual loan is considered a good faith deposit as to the intent to resume their mortgage payment obligation. This good faith deposit is credited back to interest first then principal as stated in the mortgage loan documentation. (ii) A letter outlining the re-payment terms or the restructure terms (if any) of the loan is provided to the borrower. This letter will be signed by the Senior Pastor and all board members of the borrower. This letter resumes the obligation to make payments on non-accrual loans. (iii) The borrower must meet all its payment obligations for the next 120 days without interruption in order to be removed from non-accrual status.

When a loan is declared in default according to the Company’s policy or deemed to be doubtful of collection, the loan committee of the Advisor to the Company will direct the staff to charge-off the uncollectable receivables.

Loans totaling approximately $3,974,000 and $4,641,000 exceeded 90 days past due and no longer are accruing interest at March 31, 2015 and December 31, 2014, respectively. The Company believes that the loans are well secured, not deemed to be in default and the Company is actively pursuing collection of past due payments. The recorded investment in loans on nonaccrual status was approximately $6,118,000 and $6,815,000 at March 31, 2015 and December 31, 2014, respectively.

During the three months ended March 31, 2015, on loan was modified under a troubled debt restructure in the amount of $668,000. The modified terms provided forbearance on missed payments as well as a reduction in the interest rate charged on the loan balance.

Real Estate Held for Sale

As of March 31, 2015, the Company had four properties acquired through foreclosure, and one via deed in lieu of foreclosure, with outstanding loan balances totaling approximately $1,021,000. The Company has listed the properties for sale through local realtors except for the property for which we received a deed in lieu of foreclosure. The Church is still occupying this property and paying rent while trying to either sell the building or obtain refinancing. The Company disposed of one property valued at approximately $385,000 as of March 31, 2015. Each property is valued based on its current listing price less any anticipated selling costs, including, for example, realtor commissions. The Company records real estate held for sale at the estimated fair value, which is net of the expected expenses related to the sale of the real estate. The fair value of our real estate held for sale, which represents the carrying value, is approximately $517,000 as of March 31, 2015 after an impairment of approximately $503,000. There was no impairment on real estate held for sale during the quarter ended March 31, 2015.

Carrying Value of Long-Lived Assets

The Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that the carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed of significantly before the end of the estimated useful life.

Recoverability is assessed based on the carrying amount of the asset compared to the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An allowance for losses is recognized when the carrying amount is deemed not recoverable and exceeds fair value as determined through various valuation techniques including, but not limited to, discounted cash flow models, quoted market values, and third party independent appraisals.

Revenue Recognition

Interest income on mortgage loans receivable and the bond portfolio is recognized as earned. Other income included with interest represents cash received for loan origination fees, which are recognized over the life of the loan as an adjustment to the yield on the loan.

Deferred Financing Costs

The Company defers the costs related to obtaining financing. These costs are amortized over the life of the financing using the straight line method, which approximates the effective interest method.

Income Per Common Share

No adjustments were made to income for the purpose of calculating earnings per share, as there were no potential dilutive shares outstanding.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

American Church Mortgage Company, a Minnesota corporation, was incorporated on May 27, 1994. The Company was organized to engage primarily in the business of making mortgage loans to churches and other nonprofit religious organizations throughout the United States, on terms established for individual organizations.

Accounting Estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with accounting principles generally accepted in the United States of America. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. Actual results could differ from those estimates. The most sensitive estimates relate to the realizability of the mortgage loans receivable, the valuation of the bond portfolio and real estate held for sale. It is at least reasonably possible that these estimates could change in the near term and that the effect of the change, if any, may be material to the financial statements.

Concentration of Credit Risk

The Company's loans have been granted to churches and other non-profit religious organizations. The ability of the Company’s debtors to honor their contracts is dependent on member contributions and the involvement in the church or organization of its senior pastor.

Cash and Equivalents

The Company considers all highly liquid debt instruments purchased with maturities of three months or less to be cash equivalents.

The Company maintains accounts primarily at two financial institutions. At times throughout the year, the Company’s cash and equivalents balances may exceed amounts insured by the Federal Deposit Insurance Corporation. Cash in money market funds is not federally insured. The Company had $569,505 and $160,808 in a money market fund account at December 31, 2014 and 2013, respectively. The Company has not experienced any losses in such accounts.

Bond Portfolio

The Company accounts for the bond portfolio under the Accounting Standards Codification (ASC) 320, Investments-Debt and Equity Securities. The Company classifies the bond portfolio as “available-for sale” and measures the portfolio at fair value. While the bonds are generally held until contractual maturity, the Company classifies them as available for sale as the bonds may be used to repay secured investor certificates or provide additional liquidity or working capital in the short term. The Company has classified $805,500 and $796,000 in bonds as current assets as of December 31, 2014 and 2013, respectively, based on management’s estimates for liquidity requirements and contractual maturities of certain bonds maturing in 2015 and 2014, respectively.

Allowance for Mortgage Loans Receivable

The Company records mortgage loans receivable at estimated net realizable value, which is the unpaid principal balances of the mortgage loans receivable, less the allowance for mortgage loans. The Company’s loan policy provides an allowance for estimated uncollectible loans based on an evaluation of the current status of the loan portfolio. This policy reserves for principal amounts outstanding on a particular loan if cumulative interruptions occur in the normal payment schedule of a loan, therefore, the Company recognizes a provision for losses and an allowance for the outstanding principal amount of a loan in the Company’s portfolio if the amount is in doubt of collection. Additionally, no interest income is recognized on impaired loans that are declared to be in default and are in the foreclosure process. At December 31, 2014, the Company reserved $1,177,231 for seventeen mortgage loans, of which nine are three or more mortgage payments in arrears, four are declared to be in default and one loan is in the foreclosure process. At December 31, 2013, the Company reserved $949,693 for fourteen mortgage loans, of which six were three or more mortgage payments in arrears, two were declared to be in default and one loan was in the foreclosure process.

A summary of transactions in the allowance for mortgage loans for the years ended December 31 is as follows:

	2014	2013
Balance at beginning of year	$ 949,693	$ 848,734
Provision for losses on mortgage loans receivable	227,538	100,959
Balance at end of year	$ 1,177,231	$ 949,693

The total impaired loans, which are loans that are in the foreclosure process or are declared to be in default, were approximately $2,174,000 and $1,543,000 at December 31, 2014 and 2013, respectively, which the Company believes is adequately secured by the underlying collateral and the allowance for mortgage loans. Approximately $638,000 of the Company’s allowance for mortgage loans was allocated to these loans at December 31, 2014. Approximately $493,000 of the Company’s allowance for mortgage loans was allocated to impaired loans at December 31, 2013.

The Company will declare a loan to be in default and will place the loan on non-accrual status when the following thresholds have been met: (i) the borrower has missed three consecutive mortgage payments; (ii) the borrower has not communicated to the Company any legitimate reason for delinquency in its payments to the Company and has not arranged for the re-continuance of payments; (iii) lines of communication to the borrower have broken down such that any reasonable prospect of rehabilitating the loan and return of regular payments is gone.

The Company’s policies on payments received and interest accrued on non-accrual loans are as follows: (i) The Company will accept payments on loans that are currently on non-accrual status when a borrower has communicated to us that they intend to meet their mortgage obligations. A payment made on a non-accrual loan is considered a good faith deposit as to the intent to resume their mortgage payment obligation. This good faith deposit is credited back to interest first then principal as stated in the mortgage loan documentation. (ii) A letter outlining the re-payment terms or the restructure terms (if any) of the loan is provided to the borrower. This letter will be signed by the Senior Pastor and all board members of the borrower. This letter resumes the obligation to make payments on non-accrual loans. (iii) The borrower must meet all its payment obligations for the next 120 days without interruption in order to be removed from non-accrual status.

When a loan is declared in default according to the Company’s policy or deemed to be doubtful of collection, the loan committee of the Advisor to the Company will direct the staff to charge-off the uncollectable receivables.

Loans totaling approximately $4,641,000 and $3,237,000 exceeded 90 days past due but continued to accrue interest as of December 31, 2014 and 2013, respectively. The Company believes that continued interest accruals are appropriate because the loans are well secured, not deemed to be in technical default and the Company is actively pursuing collection of past due payments.

Real Estate Held for Sale

As of December 31, 2014, we have five properties acquired through foreclosure, and one via deed in lieu of foreclosure, with outstanding loan balances totaling approximately $1,406,000. We have listed the properties for sale through local realtors except for the property for which we received a deed in lieu of foreclosure. The Church is still occupying the property and paying rent while trying to either sell the building or obtain refinancing. Each property is valued based on its current listing price less any anticipated selling costs, including, for example, realtor commissions. The Company records real estate held for sale at the estimated fair value, which is net of the expected expenses related to the sale of the real estate. The fair value of our real estate held for sale, which represents the carrying value, is approximately $517,000 as of December 31, 2014 after total impairment of approximately $889,000.

Foreclosure was completed in 2004 on a church located in Battle Creek, Michigan. The church congregation disbanded and the church property is currently unoccupied. The Company owns and took possession of the church and has listed the property for sale through a local realtor.

Foreclosure was also completed on a church located in Tyler, Texas in 2005. The church congregation is now meeting in a different location and the church property is currently unoccupied. The Company owns and took possession of the church and it is currently available for sale.

Foreclosure was completed in 2006 on a church located in Dayton, Ohio. The Company owns and took possession of the church and listed the property for sale through a local realtor. A sale contract was executed for this property with a Church in July 2009. The Company agreed to sell the property for $100,000 under a three year land contract which was extended in January 2013 to December 31, 2016. An initial payment of $20,000 was received in July 2009. A payment of $25,000 was received in April 2010. Payments of $7,300 and $5,300 were received in August and October 2011, respectively. A payment of $4,000 was received in August 2012. Beginning December 31, 2012, a payment of $1,000 is due the 30th of each month until a final balloon payment of approximately $8,500 is due and payable on December 31, 2016. As title has not transferred to the buyer, the sale is not considered complete. Upon receipt of final payment, title to the property will transfer to the buyer and the sale will be considered fully consummated. The Company is in the process of re-acquiring the property since the buyer has not met their payment obligations.

Foreclosure was completed in 2008 on a church located in Anderson, Indiana. The Company owns and took possession of the property in May 2008 and listed it for sale through a local realtor.

A deed in lieu of foreclosure was received in 2008 from a church located in Pine Bluff, Arkansas. The Company owns and took possession of the church while the church attempts to obtain financing from another lender. If alternative financing cannot be obtained, the Company will list the church for sale with a local realtor. The church is paying monthly rent until the property is refinanced or sold.

Foreclosure was completed in 2011 on a church located in Detroit, Michigan. The Company took possession of the property in June 2011 and listed it for sale through a local realtor.

Carrying Value of Long-Lived Assets

The Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that the carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed of significantly before the end of the estimated useful life.

Recoverability is assessed based on the carrying amount of the asset compared to the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is deemed not recoverable and exceeds fair value as determined through various valuation techniques including, but not limited to, discounted cash flow models, quoted market values, and third party independent appraisals.

Revenue Recognition

Interest income on mortgage loans receivable and the bond portfolio is recognized as earned per the terms of the specific asset. Other income included with interest represents cash received for loan origination fees, which are recognized over the life of the loan as an adjustment to the yield on the loan.

Deferred Financing Costs

The Company defers the costs related to obtaining financing. These costs are amortized over the life of the financing using the straight line method, which approximates the effective interest method.

Income Per Common Share

No adjustments were made to income for the purpose of calculating earnings per share, as there were no potential dilutive shares outstanding.

Income Taxes

The Company elected to be taxed as a Real Estate Investment Trust (REIT). Accordingly, the Company is not subject to Federal income tax to the extent of distributions to its shareholders if the Company meets all the requirements under the REIT provisions of the Internal Revenue Code.

The Company evaluated its recognition of income tax benefits using a two-step approach to recognizing and measuring tax benefits when realization of the benefits is uncertain. The first step is to determine whether the benefit meets the more-likely-than-not condition for recognition and the second step is to determine the amount to be recognized based on the cumulative probability that exceeds 50%. Primarily due to the Company’s tax status as a REIT, the Company does not have any significant tax uncertainties that would require recognition or disclosure.

Reclassifications

Certain accounts in the prior year financial statements have been reclassified for comparative purposes to conform with the presentation in the current year financial statements. These reclassifications had no effect on net income (loss).

Subsequent Events

There are no subsequent events to disclose for the period ended December 31, 2014.